Earnings Per Share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share
Result attributable to owners of the Company	€ (42,184)	€ (27,763)	€ (28,119)
Weighted average number of shares outstanding (basic)	105,334,357	86,086,486	81,011,438
Weighted average number of shares outstanding, diluted	105,334,357	86,086,486	81,011,438
Basic earnings (loss) per share	€ (0.4)	€ (0.32)	€ (0.35)
Diluted earnings (loss) per share	€ (0.4)	€ (0.32)	€ (0.35)